Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal in Next Twelve Months		$ 0
Proceeds from debt invested	$ 986,300,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax		900,000	$ 1,100,000	$ 1,000,000
Long-term Debt, Current Maturities		0	500,000,000
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 250,000,000	250,000,000
Debt Instrument, Term		30 days
Proceeds from Lines of Credit		$ 0	0
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 500,000,000.0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.75%	3.75%
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000	$ 500,000,000.0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	3.20%	3.20%
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000	$ 500,000,000.0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	3.95%	3.95%
Federal Funds Rate | Discretionary Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%